Goodwill	9 Months Ended
Sep. 30, 2024
Goodwill [Abstract]
Goodwill

4. Goodwill

Changes in the carrying amount of goodwill are as follows:

	Merchant Solutions(1)	Digital Wallets (2)	Total
Balance as of December 31, 2023	$637,446	$1,385,956	$2,023,402
Foreign exchange	—	6,546	6,546
Balance as of September 30, 2024	$637,446	$1,392,502	$2,029,948

(1)
Accumulated impairment loss was $1,159,145 as of September 30, 2024 and December 31, 2023 within the Merchant Solutions segment.
(2)
Accumulated impairment loss was $723,042 as of September 30, 2024 and December 31, 2023 within the Digital Wallets segment.

The Company performs its annual goodwill impairment test for all reporting units as of October 1st, or when events and circumstances have occurred that would indicate the carrying amount of goodwill exceeds its fair value. No such events and circumstances were identified during the three and nine months ended September 30, 2024. However, we have performed our annual goodwill impairment test as of October 1st, which did not result in an impairment. The Company considers its reporting units to be at the operating segment level.

We performed our goodwill impairment test using a weighting of both market and income approaches. The market approach was based on guideline comparable companies and the key assumptions included selected Earnings Before Interest Tax Depreciation and Amortization ("EBITDA") multiples. The income approach was based on a discounted cash flow model and the key assumptions included the discount rate and future cash flows such as long-term growth rates. These valuation methods use assumptions which are considered Level 3 inputs in the fair value hierarchy (See Note 12).

Selected multiples were determined based on guideline comparable companies and discounted based on business-specific considerations. The cash flow forecast, including long term growth rates, considers past experience and future market expectations. Discount rate assumptions are based on determining a cost of debt and equity and an assessment as to whether there are risks not adjusted for in the future cash flows of the respective reporting unit. Failure to achieve the future cash flows, changes in key assumptions or decline in the stock price may cause a future impairment of goodwill at the reporting unit level.